7. OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Other Financial Assets Tables Abstract
Details of other financial assets
	Total current		Total non-current
Other financial assets	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Financial investments at fair value with effects on results	2,532,634	2,425,216	—	—
Hedging derivative instruments (*)	5,572,952	7,832,335	25,741,638	25,591,638
Non-hedging derivative instruments (**)	169,768	7,656	—	—
Total	8,275,354	10,265,207	25,741,638	25,591,638

(*) See Note 18.2 letter a

(**) See Note 18.2 letter b